LEASE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASE
Existence of option to extend lease	true
Existence of option to terminate lease	true
Operating lease expenses	¥ 61,034	¥ 63,667	¥ 51,608
Amortization expenses of land use rights	¥ 20,724	¥ 20,723	¥ 17,270
Minimum
LEASE
Remaining lease term	1 year
Maximum
LEASE
Original term of the lease	5 years
Remaining lease term	3 years
Extension term of the lease	5 years
Termination term of the lease	1 year